Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues and other income
Operating lease, lease income	$ 1,717,382	$ 1,564,324	$ 3,441,187	$ 3,303,865
Net gain on sale of assets	165,909	35,200	265,449	38,485
Other income	41,090	71,188	83,467	118,378
Total Revenues and other income	1,924,381	1,670,712	3,790,103	3,460,728
Expenses
Depreciation and amortization	615,604	580,744	1,226,121	1,215,158
Net (recoveries) charges related to Ukraine Conflict	(13,964)	0	(28,072)	2,728,718
Asset impairment	2,098	11,803	36,433	14,228
Interest expense	427,376	399,994	863,598	780,779
Loss on debt extinguishment	790	901	3,851	2,041
Leasing expenses	229,238	193,231	455,247	401,286
Selling, general and administrative expenses	119,737	104,872	230,341	202,347
Transaction and integration-related expenses	0	9,245	0	26,633
Total Expenses	1,380,879	1,300,790	2,787,519	5,371,190
(Loss) gain on investments at fair value	(5,259)	(12,464)	3,986	(12,351)
Income (loss) before income taxes and income of investments accounted for under the equity method	538,243	357,458	1,006,570	(1,922,813)
Income tax (expense) benefit	(75,747)	(50,044)	(141,341)	228,263
Equity in net earnings of investments accounted for under the equity method	34,374	33,148	66,918	34,431
Net income (loss)	496,870	340,562	932,147	(1,660,119)
Net income attributable to non-controlling interest	(3,976)	(736)	(7,148)	(885)
Net income (loss) attributable to AerCap Holdings N.V.	$ 492,894	$ 339,826	$ 924,999	$ (1,661,004)
Basic earnings per share (in USD per share)	$ 2.13	$ 1.41	$ 3.93	$ (6.92)
Diluted earnings per share (in USD per share)	$ 2.12	$ 1.40	$ 3.90	$ (6.92)
Weighted average shares outstanding—basic (in shares)	231,318,582	240,367,450	235,321,261	240,008,449
Weighted average shares outstanding—diluted (in shares)	232,866,512	242,264,561	237,204,222	240,008,449
Basic lease rents
Revenues and other income
Operating lease, lease income	$ 1,561,368	$ 1,461,526	$ 3,098,031	$ 3,015,172
Maintenance rents and other receipts
Revenues and other income
Operating lease, lease income	$ 156,014	$ 102,798	$ 343,156	$ 288,693